ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCRUED LIABILITIES [Abstract]
Pension and other postretirement benefits	$ 55,244	$ 57,245
Compensation and related employee costs	31,205	20,681
Interest	25,477	25,962
Income taxes	9,878	10,847
Taxes and other	9,237	9,804
Total accrued liabilities	$ 131,041	$ 124,539